Consolidated Statements of Operations and Comprehensive Loss (Details)				12 Months Ended
	Apr. 13, 2022 EUR (€) € / shares shares	Apr. 13, 2022 $ / shares	Oct. 01, 2020 shares	Dec. 31, 2022 EUR (€) € / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 EUR (€) shares
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Employee-related costs (in Euro) | €				€ 1,000,000
Expenses from share-based compensation (in Euro) | €				900,000
Increase in other expenses (in Euro) | €				1,200,000
Other Income (in Euro) | €				20,100,000
Interest income increased (in Euro) | €				500,000
Allowance for credit loss (in Euro) | €				€ 252,471		€ 44,000		€ 126,000
Weighted number of common shares outstanding				44,207,873	44,207,873	41,629,974	41,629,974	27,064,902
Exercise price for options outstanding (in Euro per share) | € / shares				€ 0.01		€ 0.01
Weighted average remaining contractual life				8 years 11 months 8 days		9 years 11 months 8 days
Unexercised option per share (in Dollars per share) | $ / shares					$ 1.86
Purchase of ordinary shares	888,632
Incremental fair value options | € / shares	€ 1.86
Purchase ordinary shares						4,544,248	4,544,248
Options granted description				Options granted in January 2022 vest over one year, and options granted in November 2022 vest over two years. Options granted before 2022 vest over a period of one, two or three years, depending on the grant, with 1/2 or 1/3, respectively, of the options vesting after the end of the 1st year from vesting start and the remaining options vesting monthly in equal portions thereafter. Vesting of these unvested share options is subject to a service condition at the time of vesting, and no market or performance conditions are applicable.
Weighted average fair value options granted | (per share)				€ 1.61	1.7
weighted average fair value of options granted | (per share)						€ 3.37	$ 3.99
Options granted				1,966,666		1,219,074		200,000
Options grant date			150,000
Options forfeited						36,400
Options exercised				14,930
Expected dividends
InflaRx GmbH [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Conversion rate | $ / shares					0.9376		0.8829
Average rate | $ / shares					0.9489		0.8449
Executive Management [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Options granted				1,223,500		1,134,436
Options forfeited				136,259
Bottom of Range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Exercise price range | (per share)				€ 1.74	1.86	€ 2.01	2.28
Top of Range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Exercise price range | (per share)				4.82	$ 5.14	20.09	$ 22.75
2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Incremental fair value options | $ / shares		$ 1.86
Awarded Under 2016 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Additional compensation expense (in Euro) | €	€ 71,250
2017 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Conversion rate | € / shares				0.9376		0.8829
Average rate | € / shares				€ 0.9489		€ 0.8449
Maximum number of common shares available for grant				2,341,097
Ordinary shares percentage				4.00%
Weighted average remaining contractual life				6 years 8 months 12 days		6 years 2 months 4 days
2017 Plan [Member] | Bottom of Range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Capital available issuance				4.00%
2017 Plan [Member] | Top of Range [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Capital available issuance				3.00%
Awarded Under 2017 Plan [Member]
Consolidated Statements of Operations and Comprehensive Loss (Details) [Line Items]
Additional compensation expense (in Euro) | €	€ 715,530